COMMITMENTS AND CONTINGENCIES (Tables)	3 Months Ended
Mar. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule of Maturities of Lease Liabilities	Future minimum annual lease payments, including royalty and rental payments, under these existing lease agreements are as follows at December 31, 2021:

Year	Leases
2022	$114,000
2023	114,000
2024	108,000
2025	110,000
2026	150,000
Thereafter	1,536,250
Total minimum annual lease payments	$2,018,250
Future minimum annual lease payments, including royalty and rental payments, under these existing lease agreements are as follows at March 31, 2022:

Year	Leases
Remainder of 2022	$72,000
2023	114,000
2024	108,000
2025	110,000
2026	150,000
Thereafter	1,662,250
Total minimum annual lease payments	$2,216,250